Management of Financial Risk (Details Narrative) - CAD ($)	12 Months Ended
	Jan. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total Cash	$ 3,303,002	$ 74,800	$ 79,304
Currency risk description	A 5% change in exchange rates will decrease the Company’s loss by approximately $1,400.